Cover	9 Months Ended
Jun. 30, 2024
Cover [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 10
Entity Registrant Name	PERMEX PETROLEUM CORPORATION
Entity Central Index Key	0001922639
Entity Primary SIC Number	1381
Entity Tax Identification Number	98-1384682
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	1700 Post Oak Boulevard, 2 Blvd Place
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77056
City Area Code	(346)
Local Phone Number	245-8981
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false